Financial risk management (Tables)	12 Months Ended
Jun. 30, 2026
Financial Risk Management
Schedule of loss allowance on trade receivables
USD	Gross carrying amount	Loss allowance
Up to 90 days	12,198,525	(364,426)
91 to 365 days	2,215,979	(687,764)
More than 365 days	1,640,537	(1,640,537)
	16,055,041	(2,692,727)

Schedule of movement in the loss allowance

The movement in the loss allowance was as follows.

	2026 USD	2025 USD
Balance at 1 July	–	–
Assumed on acquisition	(1,971,919)	–
Recognised in profit or loss	(682,313)	–
Amounts written off	–	–
Net exchange differences	(38,495)	–
Balance at 30 June	(2,692,727)	–

Schedule of financial liabilities carrying amounts
USD	Not later than 1 year	Later than 1 year	Total
Trade payables	9,152,649	–	9,152,649
Streeterville promissory notes	10,181,177	–	10,181,177
Advaitha note purchase agreement	10,521,600	–	10,521,600
Convertible notes	8,621	–	8,621
Bank and other borrowings	4,882,027	–	4,882,027
Other financial liabilities	12,507,954	4,848,845	17,356,799
Lease liabilities	104,714	270,788	375,502
	47,358,742	5,119,633	52,478,375

Schedule of effect on loss before tax and on equity
USD	Loss before tax — 10% stronger	Loss before tax — 10% weaker	Equity — 10% stronger	Equity — 10% weaker
Australian dollar	2,915,020	(2,915,020)	2,915,020	(2,915,020)
Indian rupee	(32,582)	32,582	(32,582)	32,582
Philippine peso	(4,683)	4,683	(4,683)	4,683
United Arab Emirates dirham	(659)	659	(659)	659
Omani rial	(174)	174	(174)	174
	2,876,922	(2,876,922)	2,876,922	(2,876,922)

Schedule of effect of a change in variable interest rates
Effect of a change in variable interest rates	Loss before tax USD	Equity USD
Increase of 100 basis points	(42,181)	(42,181)
Decrease of 100 basis points	42,181	42,181